Investment in Equity Securities, Equity Securities with Readily Determinable Fair Values (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in Equity Securities with Readily Determinable Fair Values [Abstract]
Beginning balance	$ 226,566	$ 0
Equity securities acquired		535,914
Proceeds from sale of equity securities	(101,412)	(249,338)	$ 0
Realized loss from sale of equity securities	(344)	(2,369)	0
Unrealized gain (loss) on equity securities revalued at fair value at end of the period	55,343	(46,173)
Unrealized foreign exchange gain (loss)	29,333	(11,468)
Ending balance	209,486	226,566	0
Dividend income on equity securities	$ 4,623	$ 4,136	$ 0